Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Unrealized Results
(d)
Unrealized results, net -

This item is made up as follows:

	Unrealized gain (loss)
	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance contracts reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2022	(8,787)	(599,626)	(27)	44,878	261,085	(302,477)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,711,520	—	—	1,711,520
Unrealized loss from equity instruments at fair value through other comprehensive income, net of unrealized gain	(21,663)	—	—	—	—	(21,663)
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(16,313)	—	—	—	—	(16,313)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(1,848,192)	—	—	—	(1,848,192)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	14,263	—	—	—	14,263
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	12,746	—	—	—	12,746
Variation for net unrealized loss on cash flow hedges	—	—	—	(70,170)	—	(70,170)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	16,030	—	16,030
Translation of foreign operations	—	—	—	—	(50,165)	(50,165)
Balances as of December 31, 2022	(46,763)	(2,420,809)	1,711,493	(9,262)	210,920	(554,421)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(968,599)	—	—	(968,599)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss.	16,055	—	—	—	—	16,055
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(33,433)	—	—	—	—	(33,433)
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss.	—	1,128,206	—	—	—	1,128,206
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss.	—	(8,350)	—	—	—	(8,350)
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	7,390	—	—	—	7,390
Variation for net unrealized loss on cash flow hedges	—	—	—	(67,980)	—	(67,980)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	45,309	—	45,309
Translation of foreign operations	—	—	—	—	(21,970)	(21,970)
Balances as of December 31, 2023	(64,141)	(1,293,563)	742,894	(31,933)	188,950	(457,793)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(61,299)	—	—	(61,299)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss.	1,263	—	—	—	—	1,263
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income, Note 5(g)	53,737	—	—	—	—	53,737
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss.	—	259,523	—	—	—	259,523
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss.	—	(25,325)	—	—	—	(25,325)
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	47,497	—	—	—	47,497
Variation for net unrealized loss on cash flow hedges	—	—	—	(57,848)	—	(57,848)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	40,668	—	40,668
Translation of foreign operations	—	—	—	—	11,747	11,747
Balances as of December 31, 2024	(9,141)	(1,011,868)	681,595	(49,113)	200,697	(187,830)

Summary of Other Comprehensive Income Explanatory
(e)
Components of other comprehensive income -

The consolidated statement of comprehensive income includes: (i) other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income; which will not be reclassified to the consolidated statement of income at the time of its disposal, but will be reclassified to retained earnings; and (ii) other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Gains (losses) on equity instruments at fair value through other comprehensive income, net	1,263	16,055	(21,663)
Subtotal	1,263	16,055	(21,663)
Non-controlling interest	190	8	(43)
Income Tax	1,595	157	(218)
Total	3,048	16,220	(21,924)
Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Net gain (loss) unrealized on debt instruments at fair value through other comprehensive income	259,523	1,128,206	(1,848,192)
Transfer to income of unrealized net (gain) loss on debt instruments at fair value through other comprehensive income	(25,325)	(8,350)	14,263
Transfer to income of loss for impairment on debt instruments at fair value through other comprehensive income	47,497	7,390	12,746
Subtotal	281,695	1,127,246	(1,821,183)
Non-controlling interest	1,448	3,618	(4,423)
Income Tax	3,595	3,645	(8,250)
Total	286,738	1,134,509	(1,833,856)
Insurance contracts reserve at fair value, Note 14(b)	(61,299)	(968,599)	1,711,520
Non-controlling interest	(90)	(1,592)	2,814
Total	(61,389)	(970,191)	1,714,334
Cash flow hedges:
Net loss from cash flow hedges	(57,848)	(67,980)	(70,170)
Transfer of net realized loss from cash flow hedge to consolidated statement of income	40,668	45,309	16,030
Subtotal	(17,180)	(22,671)	(54,140)
Non-controlling interest	(23)	(105)	(144)
Income Tax	(1,402)	(6,336)	(8,670)
Total	(18,605)	(29,112)	(62,954)
Foreign currency translation	11,747	(21,970)	(50,165)

Summary of Contingent Credits Weighted By Risk And Regulatory Capital Explanatory

As of December 31, 2024 and 2023, in application of the current SBS Resolutions, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2024	2023
	S/(000)	S/(000)
Total risk weighted assets and credits	64,308,282	63,494,884
Total regulatory capital	10,239,304	9,811,486
Basic regulatory capital (Level 1)	7,892,361	7,461,727
Supplementary regulatory capital (Level 2)	2,346,943	2,349,759
Global capital to regulatory capital ratio	15.92%	15.45%

Summary of Equity Surplus Explanatory

As of December 31, 2024 and 2023, Interseguro’s surplus equity is as follows:

	2024	2023
	S/(000)	S/(000)
Regulatory capital	1,509,399	1,370,151
Less
Solvency equity (solvency margin)	706,926	698,409
Guarantee fund	499,073	455,253
Surplus	303,400	216,489

Summary of Risk Weighted Assets Capital Ratio

The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2024 and 2023 is the following:

	2024	2023
	US$(000)	US$(000)
Total eligible capital	157,178	137,460
Total risk weighted assets	812,526	792,352
Capital adequacy ratio (in percentage)	19.34	17.35